Derivative financial instruments	6 Months Ended
Jun. 30, 2026
Derivative financial instruments
Derivative financial instruments

6.Derivative financial instruments

Forward freight agreements

As of June 30, 2026, the Company’s Forward Freight Agreements (“FFAs”), with maturities up to September 2026, had a fair value of $1.3 million (asset). FFAs are considered Level 2 items in accordance with the fair value hierarchy as defined in IFRS 13 Fair Value Measurement.

For the six months ended June 30, 2026, the net result on FFAs amounted to a gain of $1.3 million and is included in the statement profit or loss and other comprehensive income. Their fair value approximates the amount that the Company would have to pay or receive for the early termination of the agreements.

Foreign exchange forward agreements

As of June 30, 2026, the Company’s Foreign Exchange Swaps (“FXSs”) with a maturing date in January 2027 had a fair value of $0.6 million (asset) and the result for the six months ended June 30, 2026, amounted to a loss of $0.4 million, which is included in the statement of profit or loss and other comprehensive income. FXSs are considered Level 2 items in accordance with the fair value hierarchy as defined in IFRS 13 Fair Value Measurement. Their fair value approximates the amount that the Company would have to pay or receive for the early termination of the agreements.

The fair values of the Group’s derivative financial assets as of June 30, 2026 and December 31, 2025 related to FFAs and FXSs are presented below:

Derivatives’	Financial Position	June 30,	December 31,
Fair values	Location	2026	2025
ASSETS
FXSs	Current asset portion	$570,371	1,470,326
FFAs	Current asset portion	$1,298,990	—
FXSs	Non-Current Asset Portion	—	$120,638
Total		$1,869,361	$1,590,964

Effect on the Consolidated Statements of Profit or Loss and Other Comprehensive Income

	Six months ended,
	2026	2025
Unrealized (loss)/ gain, net on FXSs	$(1,020,593)	$2,674,607
Unrealized gain/ (loss), net on FFAs	1,298,990	(208,667)
Total unrealized gain, net on derivatives	$278,397	$2,465,940

	Six months ended,
	2026	2025
Realized gain, net on FXSs	$665,290	$333,840
Realized gain, net on FFAs	—	63,328
Total realized gain, net on derivatives	$665,290	$397,168